Biological assets (Tables)	12 Months Ended
Jun. 30, 2019
Biological Assets [Abstract]
Schedule of biological assets
	2019	2018
Cattle	37,122	34,053
Grain plantation	12,860	2,203
Cotton plantation	8,606	-
Sugarcane plantation	64,528	59,790

Total	123,116	96,046

Current	99,881	61,993
Noncurrent	23,235	34,053

Schedule of area (hectares) to be harvested
	Planted area (Hectares)
	2019	2018

Grains	8,766	1,322
Cotton	976	-
Sugarcane (i)	27,843	29,955
	37,585	31,277

(i)	For sugarcane the area considered above refers to the total to be harvested in all the future cuts, considered in the cash flow for calculation of fair value of biological assets. This area includes the hectares leased from Brenco and Partnership IV, according to contracts executed on May 8, 2015 and February 7, 2017, respectively.

Schedule of changes in agricultural activity
	Grains	Cotton	Sugarcane
At June 30, 2017	1,385		36,875

Expenditures with plantation	81,080	-	-
Expenditures with tilling	-	-	130,197
Fair value variation	54,892	-	43,952
Harvest of agricultural produce	(136,396)	-	(151,234)
Effect of conversion	1,242	-	-

At June 30, 2018	2,203	-	59,790

Expenditures with plantation	173,367	13,323	-
Expenditures with tilling	-	-	123,230
Fair value variation	18,062	2,619	34,511
Harvest of agricultural produce	(181,411)	(7,336)	(153,003)
Effect of conversion	639	-	-

At June 30, 2019	12,860	8,606	64,528

Schedule of changes in cattle raising activity

	Heads of cattle (in number)	Cattle
At June 30, 2017	8,644	13,435

Acquisition/birth costs	14,680	14,311
Handling costs	-	9,415
Sales	(2,006)	(4,332)
Deaths	(325)	(476)
Consumption	-	239
Effect of conversion	-	1,461
At June 30, 2018	20,993	34,053

Acquisition/birth costs	8,981	7,917
Handling costs	-	11,955
Sales	(8,750)	(17,668)
Deaths	(357)	(581)
Consumption	(2)	(5)
Effect of conversion	-	(75)
Change in fair value	-	1,526
At June 30, 2019	20,865	37,122

Schedule of quantitative data about cattle raising activity
	Consolidated
	Consumable cattle	Production cattle
At June 30, 2018	-	20,993
At June 30, 2019	4,896	15,969

Schedule of fair value hierarchy
	Amount	Fair value
Sugarcane	64,528	Level 3
Cattle	37,122	Level 2
Grains	12,860	Level 3
Cotton	8,606	Level 3

Schedule of Gain (loss) from changes in fair value
	2019	2018	2017
Grains	18,062	54,892	4,302
Cotton	2,619	-	-
Sugarcane	34,511	43,952	11,532
Cattle	1,526	239	(3,568)
	56,718	99,083	12,266